Borrowings	12 Months Ended
Jun. 30, 2023
Borrowings
22. Borrowings

22. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2023 and 2022 was as follows:

	Book value		Fair value
	06.30.2023	06.30.2022	06.30.2023	06.30.2022
Non-convertible notes	209,850	245,395	213,975	211,696
Bank loans	27,496	25,865	27,496	25,865
Bank overdrafts	19,776	30,112	19,776	30,112
Others	4,930	3,525	4,930	3,525
Total borrowings	262,052	304,897	266,177	271,198

Non-current	159,351	99,520
Current	102,701	205,377
Total	262,052	304,897

As of June 30, 2023 and 2022, total borrowings include collateralized liabilities (seller financing and bank loans) of ARS 40,064 and ARS 31,339, respectively. These borrowings are mainly collateralized by trading properties of the Group (Note 11).

The maturity of the Group's borrowings is as follows:

	06.30.2023	06.30.2022

Capital:
Less than one year (i)	96,077	198,519
Between 1 and 2 years	60,481	53,500
Between 2 and 3 years	70,207	35,640
Between 3 and 4 years	11,701	3,503
Between 4 and 5 years	16,394	3,611
More than 5 years	250	2,973
	255,110	297,746
Accrued interest:
Less than one year	6,624	6,858
Between 1 and 2 years	204	-
Between 2 and 3 years	114	136
Between 3 and 4 years	-	19
Between 4 and 5 years	-	138
	6,942	7,151
	262,052	304,897

(i)

On July 6, 2022, IRSA completed the exchange of the Series II Notes, for which it cancelled and/or extended the amount of USD 239 million of said class. On the same date, CRESUD completed the exchange of the Series XXIII Notes, for which it cancelled and/or extended the amount of USD 70.6 million of said class. See Note 39 to the annual consolidated financial statements as of June 30, 2022.

The following table shows a detail of evolution of borrowing during the years ended June 30, 2023 and 2022:

	06.30.2023	06.30.2022
Balance at the beginning of the year	304,897	419,506
Borrowings	164,523	66,839
Payment of borrowings	(173,788)	(97,628)
Collection of short term loans, net	4,184	4,999
Interests paid	(34,502)	(34,877)
Accrued interests	24,601	28,170
Currency translation adjustment and exchange differences, net	115,498	69,145
Inflation adjustment	(143,179)	(150,039)
Reclassifications and other movements	(182)	(1,218)
Balance at the end of the year	262,052	304,897

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2023 and 2022:

	06.30.2023
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	48,136	-	-	48,136
Brazilian Reais	-	10,976	-	10,976
US Dollar	168,847	2,024	1,634	172,505
Subtotal fixed-rate borrowings	216,983	13,000	1,634	231,617
Floating rate:
Argentine Peso	12,541	-	-	12,541
Brazilian Reais	-	17,894	-	17,894
Subtotal floating rate borrowings	12,541	17,894	-	30,435
Total borrowings	229,524	30,894	1,634	262,052

	06.30.2022
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	52,987	-	-	52,987
Brazilian Reais	-	4,366	-	4,366
US Dollar	225,172	1,416	2,054	228,642
Subtotal fixed-rate borrowings	278,159	5,782	2,054	285,995
Floating rate:
Argentine Peso	901	-	-	901
Brazilian Reais	-	17,464	-	17,464
US Dollar	537	-	-	537
Subtotal floating rate borrowings	1,438	17,464	-	18,902
Total borrowings	279,597	23,246	2,054	304,897

The following describes the debt issuances made by the Group for the years ended June 30, 2023, and 2022:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XXXIII	jul-21	USD 18.8	7/6/2024	6.99% n.a	Annual payments since 2022	Biannual
CRESUD	Series XXXV	sep-21	USD 41.85	9/13/2024	3.50% n.a.	Annual payments since 2023	Biannual
CRESUD	Series XXXVI	feb-22	USD 40.58	2/18/2025	2.00% n.a.	At expiration	Biannual
CRESUD	Series XXXVII	june-22	USD 24.39	3/15/2025	5.50% n.a.	At expiration	Biannual and last one Quarterly
CRESUD	Series XXXVIII	jul-22	USD 70.57	3/3/2026	8.00% n.a	At expiration	Biannual and last one Quarterly
CRESUD	Series XXXIX	aug-22	ARS 5,122.47	2/23/2024	Badlar + 1.00%	At expiration	Quarterly
CRESUD	Series XL	dec-22	USD 38.21	12/21/2026	-	Biannual payments since 2025	n/a
CRESUD	Series XLI	apr-23	ARS 4,147.33	10/4/2024	Badlar + 3.00%	At expiration	Quarterly
CRESUD	Series XLII	apr-23	USD 30.05	5/4/2026	-	Quarter payments since 2025	n/a
FyO	Series II	jul-22	USD 15	7/25/2025	-	At expiration	n/a
FyO	Series III	apr-23	USD 20	4/25/2026	-	At expiration	n/a
IRSA	Series XIV	aug-21	USD 58.1	3/31/2024	3.90% n.a	Biannual	Quarterly
IRSA	Series XIV	jul-22	USD 171.20	6/22/2028	8.75% n.a	17.5% in june24 - 17.5% in june25 - 17.5% in june26 - 17.5% in june27 - 30% in june28	Biannual
IRSA	Series XV	jun-23	USD 61.7487	3/25/2025	8.00% n.a	At expiration	Biannual
IRSA	Series XVI	jun-23	USD 28.2513	7/25/2025	7.00% n.a	At expiration	Biannual
IRSA	Series XVII	june-23	USD 25	12/7/2025	5.00% n.a	At expiration	First one Quarterly and next Biannual

Non convertible notes Series XXXVIII - CRESUD

As consequence of the regulations established by the BCRA, on July 6, 2022, the company completed the exchange of its Series XXIII Notes, in an aggregate principal amount of USD 113 million, maturing on February 16, 2023. On July 6, 2022, the expiration of the exchange offer was announced, USD 98 million of Series XXIII Notes were validly tendered and accepted, representing 86.98% of acceptance. On July 8, 2022 the exchange offer was settled, the Series XXXVIII Notes were issued, for an amount of USD 70.6 million, delivered in exchange for Series XXIII Notes according to the conditions stipulated in the Prospectus Supplement of this issue.

Series XXXVIII Notes will mature on March 3, 2026 and will accrue interest at a fixed rate of 8.00%, with interest payable semi-annually on January 3 and July 3 from 2023 to 2026, and at maturity. Amortization will be in one installment on March 3, 2026. The isse price was 100%.

After the liquidation of the exchange, the partial cancellation of the non convertible notes Series XXXVIII was carried out, leaving an outstanding amount of USD 14 million.

After to the settlement of the exchange, the partial cancellation of the non convertible notes Series XXIII was carried out, leaving an amount in circulation of USD 14.7 million, and on February 16, 2023, the payment of the non convertible notes Series XXIII was made, after settlement in the exchange market of the funds received from the issuance of the non convertible notes Series XXXVII, having canceled all of the non convertible notes Series XXIII.

Non convertible notes Series XXXIX - CRESUD

On August 23, 2022, Cresud issued the Series XXXIX Notes for a total amount of ARS 5,122.5 million. The issuance price was 100%, they will accrue an annual interest rate of Private Badlar + 1.0%, payable quarterly, and will mature on February 23, 2024.

The funds will be used mainly to refinance short-term liabilities and/or working capital, as defined in the issuance documents.

Local Bond Issuance - Series XL Notes - CRESUD

On December 21, 2022, Cresud issued the Series XL Notes, dollar linked, for a total amount of USD 38.2 million. The issuance price was 100%, the interest rate 0% and the capital amortization will be in three installments: 33% in month 36, 33% in month 42 and 34% at maturity, on December 21, 2026.The funds will be used mainly to refinance short-term liabilities and/or working capital, as defined in the issuance documents.

Local Bond Issuance - Series XLI & XLII Notes - CRESUD

On April 4, 2023, Cresud issued the Series XLI & XLII Notes for a total amount of USD 50.0 million through the following instruments:

-

Series XLI: Denominated and payable in Argentine pesos for ARS 4,147,3 million (equivalent to USD 20.0 million) at a variable interest rate BADLAR plus 3% spread, with quarterly interests’ payments. The Capital amortization will be 100% at maturity, on October 4, 2024. The issuance price was 100.0% of the nominal value.

-

Series XLII: Denominated in dollars and payable in Argentine pesos for USD 30.0 million, with 0% interest rate. The Capital amortization will be in three installments: 33% on October 4, 2025, 33% on January 4, 2026, and 34% at maturity, on May 4, 2026. The issuance price was 100.0%.

The funds will be used mainly to refinance short-term liabilities and/or working capital, as defined in the issuance documents.

Series XIV Notes - IRSA

As a consequence of the regulations established by the BCRA, on July 6, 2022, the company completed the exchange of its Series II Notes, originally issued by IRSA CP, in an aggregate principal amount of USD 360 million, maturing on March 23, 2023. On July 6, 2022, the expiration of the exchange was announced, USD 239 million of Series II Notes were validly tendered and accepted, representing an acceptance of 66.38%. On July 8, 2022 the exchange offer was settled, the new Series XIV Notes were issued for an amount of USD 171.2 million and the Series II Notes were partially canceled, the outstanding principal amount is USD 121 million.

Series XIV Notes were issued under New York Law, will mature on June 22, 2028 and will accrue interest at a fixed rate of 8.75%, with interest payable semi-annually on June 22 and December 22 of each year, until expiration. Amortization will be in annual installments payable on June 22 of each year, each for 17.5% from 2024 to 2027 and the remaining 30% on June 22, 2028. The issue price was 100%.

On the exchange settlement date, the Series II Notes were partially cancelled, leaving an outstanding amount of USD 121 million. On February 8, 2023, the Series II Notes were redeemed and paid (see “Series II Notes Redemption - IRSA”).

Series XV and XVI Notes - IRSA

On January 31, 2023, IRSA issued new Notes for a total amount of USD 90.0 million.

•	Series XV: for USD 61.7 million at a fixed rate of 8.0%, with semi-annual payments. The principal will be paid at maturity on March 25, 2025. The price of issuance was 100.0% of the nominal value.

•

Series XVI: for USD 28.2 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on July 25, 2025. The price of issuance was 100.0% of the nominal value. USD 5.1 million were subscribed in cash and USD 23.1 million in kind with Series IX Notes (Nominal Value USD 22.5 million with maturity date on March 1, 2023, which were subsequently cancelled) (see “Series IX Notes Redemption).

Series II Notes Redemption - IRSA

On February 3, 2023, the Company notified the holders of Series II Notes of the redemption in accordance with the terms and conditions of the Series II Notes and the provisions of the Trust Agreement entered into on March 23, 2016 and its addendum May 16, 2022 between the Company, The Bank of New York Mellon (formerly The Bank of New York), as trustee, co-registrar agent, principal paying agent and transfer agent (the “Trustee”) and Banco Santander Argentina S.A., as representative of the Trustee in Argentina (“Trust Agreement”), under which the Series II Notes are issued for a current and outstanding amount of USD 121 million. The redemption was carried out on February 8, 2023. The redemption price was 100% of the face value of each current and outstanding Series II Notes, plus accrued and unpaid interest, prior settlement in the exchange market of funds received from the issuance of Series XV and XVI Notes (see " Series XV and XVI Notes - IRSA").

Series IX Notes Partial Cancellation - IRSA

On February 6, 2023, and regarding the issuance of Series XVI Notes, which were partially subscribed with Series IX Notes, the Company announced the partial cancellation of the Notes detailed below:

•	Series IX Notes:

-	Issuance Date: November 12, 2020
-	Maturity Date: March 1, 2023
-	Nominal Value originally issued: USD 81 million
-	Nominal Value to be cancelled: USD 22.5 million
-	Nominal Value under circulation: USD 58 million

Series IX Notes Redemption

On February 10, 2023, the Company informed the holders of Series IX Notes of the redemption in accordance with the terms and conditions detailed in the Offering Memorandum dated October 22, 2020, for an outstanding amount in circulation of USD 58 million (see " Series IX Notes Partial Cancellation "). The redemption was carried out on February 17, 2023. The redemption price was 100% of the face value of the Series IX Notes, plus accrued and unpaid interest, as of the date set for redemption, subject to settlement in the foreign exchange market of funds received from the issuance of Series XV and XVI Notes (see " Series XV and XVI Notes ").

Series XVII Notes - IRSA

On June 7, 2023, IRSA issued new Notes for a total amount of USD 25 million.

•

Series XVII: for USD 25 million at a fixed rate of 5.0%, with semi-annual payments except for the first and second interest payments that will be made at 9 and 12 months, respectively, from the Issue and Settlement Date. The principal will be paid at maturity on December 7, 2025. The price of issuance was 100.0% of the nominal value.

Serie II ( issuance by FyO)

On July 25, 2022, FyO issued the second series of non-convertible notes in the local market for an amount of USD 15 million with a term of 3 years. The debt securities are denominated in dollars and payable in pesos at the applicable exchange rate, with a fixed annual rate of 0.0% and maturing on July 25, 2025. The issue price was 100.0% of the value nominal.

The funds from this placement will be used mainly to finance the company's working capital in Argentina.

Series III (issued by FyO)

On April 25, 2023, FyO issued the Series III Notes, denominated in USD and payable in pesos at the applicable exchange rate, for an amount of USD 20 million, at a fixed rate of 0.0% and maturiting 36 months from the issuance date. The capital amortization will be in two installments: the first installment for 50% of the nominal value on December 25, 2025 and the second installment for 50% of the nominal value on the maturity date, April 25, 2026. The issuance price was 100.0% of the nominal value.

The funds from this issuance will be used mainly to finance the company's working capital in Argentina.